UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

349 Ridgedale Ave.

East Hanover, NJ 07936

(Address of principal executive offices) (Zip code)

David Y.S. Chiueh

349 Ridgedale Ave.

East Hanover, NJ 07936

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

UPRIGHT GROWTH FUND Mutual Fund

		Current
Description	Quantity	Value	Weight
-------------------------	------------	---------------	--------
Basic Material
Bhp Billiton Ltd Adr	800	37856	0.38%
Dow Chemical Company	4700	214367	2.16%
Paragon Offshore plc	2333	6462.41	0.07%
		---------------	--------
		258685.4	2.61%

Real Estate
Proshs Ultra Real Estate	250	26412.5	0.27%

Bank
Bank Of America Corp	9000	161010	1.62%

Computer
Apple Computer Inc	16800	1854384	18.68%

Consumer
Avon Prods Inc. Com	1000	9390	0.10%
Whirlpool Corp	100	19369	0.20%
		---------------	--------
		28759	0.29%

Diversified Company
Manitowoc Company Inc	2000	44200	0.45%

Electronic
Cirrus Logic Inc	4000	94280	0.95%
Corning Inc	1000	22930	0.23%
Vishay Intertechnology	15000	212250	2.14%
		---------------	--------
		329460	3.32%

Energy
First Solar Inc	1000	44600	0.45%
Plug Power Inc New*	90000	270000	2.72%
SunEdison	100	1951	0.02%
		---------------	--------
		316551	3.19%

Food
Starbucks Corp	5000	410250	4.13%

Precious Metals
PROSHARES ULTRA GOLD	1000	38520	0.39%

Insurance
A F L A C Inc	500	30545	0.31%
Genworth Financial Inc	2500	21250	0.21%
Metlife Inc	2500	135225	1.36%
		---------------	--------
		187020	1.88%

Internet
Google Inc	100	52640	0.53%

Machinery
Caterpillar,Inc	1000	91530	0.92%

Medical
Abbott Laboratories	1500	67530	0.68%
ABBVIE INC COM	500	32720	0.33%
Pfizer Incorporated	7800	242970	2.45%
Teva Pharm Inds Ltd Adrf	4000	230040	2.32%
		---------------	--------
		573260	5.77%

Oil
Chevron Corporation	300	33654	0.34%
NOBLE CORPORATION PLC	7000	115990	1.17%
Transocean Offshore Inc	1500	27495	0.28%
		---------------	--------
		177139	1.78%

Retail
Aeropostale Inc*	65000	150800	1.52%
Coach Inc	3000	112680	1.14%
		---------------	--------
		263480	2.65%

Semiconductor
Himax Technologies Adr	160000	1289600	12.99%
Silcon Motion Technology	71000	1679150	16.91%
Taiwan Semiconductr Adrf	25500	570690	5.75%
		---------------	--------
		3539440	35.65%

Telecommunication
Directv Group Inc	1000	86700	0.87%

Transportation
Dryships Inc*	10000	10600	0.11%

		---------------	--------
		8450041	85.10%

Cash and Money Funds
CASH		1479459	14.90%
		---------------	--------
		9929500	100.00%

* Non-Income producing securities.

NOTES TO FINANCIAL STATEMENTS

Upright Growth Fund

1. SECURITY TRANSACITONS

As of December 31, 2014, the aggregate cost of securities excluding cash and money funds was $5,144,297. The aggregate gross unrealized appreciation for all securities totaled $3,648,404 and the gross unrealized depreciation for all securities totaled $342,661 resulting in a net unrealized appreciation of $3,305,743 for tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: February 28, 2015

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Chief Financial Officer

Date: February 28, 2015

* Print the name and title of each signing officer under his or her signature.